Information about the main subsidiaries	12 Months Ended
Jun. 30, 2022
7. Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating and holding subsidiaries. The Group considers that the subsidiaries below are the ones with significant non-controlling interests to the Group.

Restrictions, commitments and other matters in respect of subsidiaries

According to Law N° 19,550, 5% of the profit in each fiscal year must be separated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve. Dividends are paid across the Group’s subsidiaries based on their individual accounting statements.

Arcos del Gourmet

In December 2013, the Judicial Branch confirmed a precautionary measure that suspended the opening of the Shopping mall because it considered that it did not have certain government permits within the framework of two judicial proceedings. However, by virtue of the result of the ordinary instances of the cases, this precautionary measure was dismissed and the shopping mall has been operating for more than five years.

Notwithstanding the foregoing, one of these judicial proceedings continued its process in an extraordinary instance, as the plaintiff filed an appeal for unconstitutionality before the Superior Court of Justice of the Autonomous City of Buenos Aires. Although that appeal was initially rejected, the plaintiff filed a complaint for denied appeal and finally it was granted. Within that framework, the Superior Court of Justice of the Autonomous City of Buenos Aires decided to refer the proceedings to the Chamber so that it may issue a new sentence contemplating certain parameters set by said Court regarding the transfer of green spaces to the City. On February 14, 2019, the Chamber decided to condemn the Government of the City of Buenos Aires ("GCBA") and Arcos, providing for the partial annulment of resolution 157 / APRA / 14 at the point that it did not consider appropriate for Arcos to transfer 65% of the land for use and public utility with unrestricted access and destined "especially and preferably to the generation of new landscaped green spaces". Consequently, it was resolved that the GCBA must issue an administrative act that provides for this assignment. If it does not do so, Arcos must also comply with said assignment, either on the premises where the commercial center is currently located, be it totally or partially on land adjacent to the area. Failing to do this, Arcos del Gourmet S.A. ("Arcos") must pay, prior to the realization of an expert report to be ordered in the execution stage, the sum of money necessary in order for the Administration to proceed to the search for a property with the objective of fulfilling the aforementioned purpose. If none of the aforementioned forms of compliance are specified, the power to order will be expedited - prior intervention of the relevant experts and / or technical departments of the corresponding GCBA - the demolition of the necessary works in order to comply with the ordered assignment.

Against that judgment, an appeal for local unconstitutionality was filed on March 11, 2019 and a federal extraordinary appeal on March 15, 2019. After the relevant transfers were made, the Chamber decided to reject the appeal for unconstitutionality raised, which is why on May 29, 2019, a complaint was lodged due to an appeal of unconstitutionality denied. Said appeal is pending before the Superior Court of Justice of the City of Buenos Aires (SCJ). On June 10, 2019, said the Court urged Arcos to accompany additional documentation. This documentation consists of provisions dictated by different departments of the Government of the City of Buenos Aires. Such intimation was fulfilled in a timely manner. By virtue of this, a transfer was sent to the Attorney General's Office so that it can issue an opinion on the formal origin of the complaint, after which the aforementioned appeal will be resolved. On October 26, 2019, the Deputy Attorney General's Office ruled: “(…) admit the complaint, allow the unconstitutionality appeal filed and reject the lawsuit. (…)”. On January 22, 2022, Arcos was notified of the SCJ's resolution partially revoking the Chamber's ruling, insofar as it established demolition as the last alternative sentence given the impossibility of complying with the provisions of the Urban Planning Code. Consequently, Arcos del Gourmet SA must comply with the resolution of February 14, 2019 without this implying the demolition of the building.

Concession Status

In November 2008, the Arcos del Gourmet S.A. signed a contract with the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish) for which the Company had been granted the concession to use the properties located in the jurisdiction of Estación Palermo, ex Línea San Martín - Palermo loading deck (on Juan B. Justo Avenue from Santa Fe Avenue to Paraguay Street) until December 31, 2025 (the “Arcos concession agreement”).

Subsequently, in September 2011, a Contract for the Readjustment of this Concession was entered into with the Railway Infrastructure Administrator (ADIF in Spanish) (to which the rail assets were transferred in the jurisdiction of AABE), pursuant to the term of the Arcos concession agreement was extended until December 31, 2030. This new agreement provides for an automatic extension of 3 years and 4 months in the event that the Company complies with the agreement and ADIF so finds. Likewise, a new extension is established for an additional 3 years if the Company so declares and ADIF corroborates compliance with the obligations. This agreement established an initial monthly fee of ARS 0.2 million (plus VAT) until December 31, 2025, and ARS 0.25 million (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession.

The Argentine government issued Executive Order 1723/2012, whereby several plots of land located in prior rail yards of Palermo, Liniers and Caballito were designated for development and urbanization projects.

In this respect and as part of several measures related to other licensed persons and/or concessionaires, the Company was notified, of Resolution 170/2014 revoking of the Arcos Concession agreement.

It should further be pointed out that such measure:

(i) it is not related to a breach by Arcos.

(ii) there is any interruption of the commercial development or operation of the shopping mall, which continues to operate under normal conditions.

 Notwithstanding the foregoing, Arcos del Gourmet S.A. has filed the relevant administrative resources (appeal) and has also filed a judicial action requesting that the revocation of the Arcos Concession agreement be overruled. In the framework of this process, the National Government has already answered the transfer of the claim. Likewise, the administrative appeal has been withdrawn (legal imperative for having initiated legal action).

Once the evidence had been produced and the arguments made, on August 24, 2022, a judgment of first instance was issued, in which the claim for annulment was rejected, and it was affirmed that, since the contract provided the ability to terminate the agreement for reasons of opportunity and merit, the AABE’s decision to terminate to carry out urban projects was not arbitrary.

On August 25, 2022, that sentence was appealed by Arcos, so it is not final. The main grievance of the company consists of the violation of its property rights due to the untimely nature of the revocation, as well as the arbitrariness that it has been arranged before there is a specific urban project to be carried out.

At the same time, the National Government filed a lawsuit to launch Law No. 17,901 against Arcos. On May 11, the Court decided to decree the immediate release of Arcos and/or occupants and/or intruders of the properties. On May 12, 2022, Arcos appealed said resolution and that same day, the Court admitted the appeal, which is pending resolution. In turn, and due to the possibility that the eviction of the Arcos District property would be resolved in a short time, a precautionary measure was filed in order to avoid the eviction until the annulment action is resolved. On June 28, 2019, the interim precautionary measure was granted, which is why the opening of the property has been suspended. The amount of ARS 60,500,000 was set as a real surety, which was fulfilled with the constitution of a surety policy. However, it should be noted that the resolution that granted the precautionary measure has been appealed. On March 3, 2020, the CNACAF (National Chamber of Appeals in Federal Administrative Dispute) decided that since the six-month period originally established by the Court of First Instance for the validity of the precautionary measure had expired, the treatment of appeals was devoid of purpose. Faced with this resolution, an appeal for reconsideration was presented in extremis and the First Instance Courts was simultaneously requested to order the extension of the precautionary measure. On October 23, 2020, the extension of the precautionary measure for six months was resolved, which was later appealed by Playas Ferroviarias de Buenos Aires S.A. and the AABE, pending resolution of the appeal filed by both. In view of the impending expiration of the six-month period set by the Judge of First Instance when granting the precautionary measure, on March 8, 2021, the Company requested that an extension of the validity of the measure. On May 6, 2021, the precautionary measure was extended. However, this measure was appealed by Playas Ferroviarias and AABE. On September 7, 2021, the Chamber revoked the granting of the new extension to the precautionary measure. Arcos filed an extraordinary appeal against said resolution on November 17, 2021, which was denied by the Chamber.

Likewise, it has also initiated a consignment lawsuit in which Arcos del Gourmet S.A. is depositing in due time and form the rental fees corresponding to the Contract for the Readjustment of the Use and Exploitation Concession that Arcos interprets has been improperly revoked. In this process, the claim was transferred, which was answered by Trenes Argentinos with exceptions. These exceptions were answered by Arcos.

Emprendimiento Recoleta S.A.

As a result of a public auction, in February 1991, the City of Buenos Aires granted to ERSA a 20-year concession to use a plot of land in Centro Cultural Recoleta, which was set to expire in November 2013.

Pursuant to Decree No. 867/10 dated November 25, 2010, a five-year extension was granted so the agreement expired on November 18, 2018.

 On April 12, 2018, ERSA was notified by the Federal National Criminal and Correctional Court No. 1, Secretariat No. 2 in the case entitled “Blaksley Enrique and others s / infraction art. 303 ” of the judicial intervention for a period of six months, ordering the appointment of collecting and informants overseers and decreeing their general inhibition of assets. On July 20, 2018 and subsequently, on August 10, 2018, ERSA received two new notifications from the same Court in which it was ordered: 1) to transfer to the Court's account 7.36% of the income received by the company for any concept and 2) designate as representatives of the minority of 46.316% in all shareholders' meetings, board meetings, the interveners. On January 8, 2019, the Federal National Criminal and Correctional Court No. 1 decreed the preventive seizure for the purpose of confiscation of 46.31% of all value obtained from the sale and / or liquidation of the assets of ERSA after deduction of taxes and any other expense. Although these measures were appealed in a timely manner, all of them are in force as of the date of these Consolidated Financial Statements.

On November 16, 2018, the Ordinary and Extraordinary General Shareholders meeting resolved the early dissolution and the beginning of the liquidation process of ERSA, appointing Messrs. Gastón Armando Lernoud and Juan Manuel Quintana as liquidator.

On December 5, 2018, the property was returned to the competent authorities, who from that date have control of the property, terminating the concession.

It should be noted that the end of ERSA’s concession has no significant impact on the Group’s Financial Statements.

IDBD

As indicated in Note 1. to these Consolidated Financial Statements, the Group lost control of IDBD on September 25, 2020.

On September 21, 2020, IDBD filed a lawsuit against Dolphin Netherlands B.V. (“Dolphin BV”) and IRSA before the Tel-Aviv Jaffa District Court (civil case no. 29694-09-20). The amount claimed by IDBD is NIS 140 million, alleging that Dolphin BV and IRSA breached an alleged legally binding commitment to transfer to IDBD 2 installments of NIS 70 million. On December 24, 2020, and following approval by the insolvency court, the IDBD trustee filed a motion to dismiss the claim, maintaining the right as IDBD trustee, to file a new inter alia claim in the same matter, after conduct an investigation into the reasons for IDBD's insolvency. On December 24, 2020, the court entered a judgment to dismiss the claim as requested. On October 31, 2021, the Insolvency Commissioner notified that he did not oppose the motion, and on that same date, the court affirmed the motion initiated by the trustee of IDBD.

On December 26, 2021 IDBD filed the lawsuit against Dolphin BV and IRSA for the sum of NIS 140 million.

We have not been formally notified of the lawsuit and, with the information currently available, the Management of the Company and its legal advisors consider that there are legal arguments for an eventual defense.

Panamerican Mall S.A.

Below is the summarized financial information of subsidiaries with material non-controlling interests which are considered significant for the Group, presented before intercompany eliminations.

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interests	% of ownership interest held by controlling interests	Book value of controlling interests
06.30.22	760	59,599	2,054	15,344	42,961	20%	8,592	80%	34,369
06.30.21	973	64,049	3,050	17,882	44,090	20%	8,818	80%	35,272
	Revenues	Comprehensive loss for the year	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
06.30.22	3,766	(1,129)	2,415	(292)	(2,112)	11	-
06.30.21	3,230	(3,754)	1,428	(391)	(1,123)	(86)	-

The non-controlling interests of the remaining subsidiaries summarize ARS 4,309 and ARS 25,441 (out of witch ARS 1,579 corresponds to PAMSA and ARS 23,862 corresponds to IRSA CP, see Note 4.C) as of June 30, 2022 and 2021, respectively. None of these subsidiaries has a non-controlling interest that individually is considered significant for the Group.